Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Statement of comprehensive income
Finance expense | $		$ (649)		$ (682)		$ (590)
Finance income | $				88
Profit/(loss) before tax | $		23		(19)		(87)
Income tax | $		$ (40)		$ 55		$ 70
Ardagh Group S.A.
Statement of comprehensive income
Dividend income	€ 150		€ 267
Other external charges	(1)
Finance expense	(1)		(64)		€ (84)
Finance income			112		85
Profit before exceptional items	148		315		1
Exceptional finance costs			(47)
Profit/(loss) before tax	148		268		1
Profit and total comprehensive income for the year	€ 148		€ 268		€ 1